Benefit plans	12 Months Ended
Dec. 31, 2025
Benefit Plans
Benefit plans

Note	31 | Benefit plans

	12.31.25	12.31.24
Non-current	16,972	17,954
Current	2,010	1,896
Total Benefit plans	18,982	19,850

The defined benefit plans granted to Company employees consist of a bonus for all the employees who have the necessary years of service and have made the required contributions to retire under ordinary retirement plans.

The amounts and conditions vary depending on the collective bargaining agreement and for non-unionized personnel.

The breakdown of the benefit plan obligations as of December 31, 2025 and 2024 is as follows:

	12.31.25	12.31.24
Benefit payment obligations at beginning of year	19,850	15,756
Current service cost	1,237	1,526
Interest cost	5,466	16,430
Actuarial losses	(1,760)	(4,600)
Result from exposure to inflation for the year	(4,761)	(8,521)
Benefits paid to participating employees	(1,050)	(741)
Benefit payment obligations at end of year	18,982	19,850

As of December 31, 2025 and 2024, the Company does not have any assets related to post-retirement benefit plans.

The breakdown of the charge recognized in the Statement of Comprehensive Income is as follows:

	12.31.25	12.31.24	12.31.23
Cost	1,237	1,526	813
Interest	5,466	16,430	6,140
Actuarial results - Other comprehensive results	(1,760)	(4,600)	4,146
	4,943	13,356	11,099

The actuarial assumptions used are based on market interest rates for Argentine government bonds, past experience, and the Company Management’s best estimate of future economic conditions. Changes in these assumptions may affect the future cost of benefits and obligations. The main assumptions used are as follow:

	12.31.25	12.31.24	12.31.23
Discount rate	5%	5%	5%
Salary increase	1%	1%	1%
Inflation	31%	209%	89%

Sensitivity analysis:

12.31.25
Discount Rate: 4%
Obligation	16,501
Variation	1,412
9%

Discount Rate: 6%
Obligation	13,888
Variation	(1,202)
(8%)

Salary Increase : 0%
Obligation	13,834
Variation	(1,255)
(8%)

Salary Increase: 2%
Obligation	16,544
Variation	1,455
10%

The expected payments of benefits are as follow:

	In 2026	In 2027	In 2028	In 2029	In 2030	Between 2031 to 2035
At December 31, 2025
Benefit payment obligations	2,010	352	344	360	58	311

Estimates based on actuarial techniques imply the use of statistical tools, such as the so-called demographic tables used in the actuarial valuation of the Company’s active personnel.

In order to determine the mortality of the Company’s active personnel, the “1971 Group Annuity Mortality” table has been used. In general, a mortality table shows for each age group the probability that a person in any such age group will die before reaching a predetermined age. Male and female mortality tables are elaborated Consolidatedly inasmuch as men and women’s mortality rates are substantially different.

In order to estimate total and permanent disability due to any cause, 80% of the “1985 Pension Disability Study” table has been used.

In order to estimate the probability that the Company’s active personnel will leave the Company or stay therein, the “ESA 77” table has been used.

Liabilities related to the above-mentioned benefits have been determined taking into consideration all the rights accrued by the beneficiaries of the plans through the closing date of the year ended December 31, 2025.

These benefits do not apply to key management personnel.